CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Of Parent Company
SCHEDULE OF CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed balance sheets

	As of June 30,
	2024		2025	2025
	JPY’000		JPY’000	US$’000
Assets
Current assets
Other receivable	—	*	4,909	34
Total current assets	—	*	4,909	34

Non-current assets
Interest in subsidiary	—	*	— *	—	*
Other non-current assets	—	*	(4,909)	(34)
Total non-current assets	—	*	(4,909)	(34)
Total assets	—	*	— *	—	*

Liabilities and shareholders’ equity
Current liabilities
Other payables and accruals	—	*	6,079	42
Total current liabilities	—	*	6,079	42
Total liabilities	—	*	6,079	42

Shareholders’ deficit
Ordinary shares (par value of US$0.00002 per share; 22,500,000,000 ordinary shares authorized, 48,750,000 ordinary shares issued and outstanding as of June 30, 2024 and 2025) **	157		157	1
Series A Preferred Shares (par value of US$0.00002 per share; 2,500,000,000 Series A Preferred Shares authorized, 2,000,000 Series A Preferred Shares issued and outstanding as of June 30, 2024 and 2025) **	6		6	—	*
Share subscription receivable	(6)		(6)	—	*
Capital surplus	(157)		(157)	(1)
Accumulated deficit	—	*	(6,079)	(42)
Total shareholders’ deficit	—	*	(6,079)	(42)
Total liabilities and shareholders’ deficit	—	*	— *	—	*

Condensed statements of loss

	For the years ended December 31,
	2023		2024		2025	2025
	JPY’000		JPY’000		JPY’000	US$’000
Operating expenses
General and administrative expenses	—	*	—	*	(6,079)	(42)
Total operating expenses	—	*	—	*	(6,079)	(42)
Loss before income taxes	—	*	—	*	(6,079)	(42)
Income tax expense	—	*	—	*	—	—
Net loss	—	*	—	*	(6,079)	(42)

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of cash flows

For the years ended December 31,
	2023		2024		2025		2025
	JPY’000		JPY’000		JPY’000		US$’000
Cash flows from operating activities
Loss before income taxes	—	*	—	*	(6,079)		(42)
Adjustments for:
Other payables and accruals	—	*	—	*	6,079		42
Net cash used in operating activities	—	*	—	*	—	*	—	*
Cash flows from investing activities	—	*	—	*	—	*	—	*
Cash flows from financing activities	—	*	—	*	—	*	—	*
Net change in cash and cash equivalents	—	*	—	*	—	*	—	*
Cash and cash equivalents at the beginning of the year	—	*	—	*	—	*	—	*
Cash and cash equivalents at the end of the year	—	*	—	*	—	*	—	*

*	Less than JPY1,000 or US$1,000

**	Retrospectively restated for effect of share recapitalization (Note 1)